Stockholders' equity (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share-based Compensation Expense	$ 645	$ 546
Research and Development Expense [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share-based Compensation Expense	0	(128)
Selling, General and Administrative Expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share-based Compensation Expense	$ 645	$ 674